Subsequent Events (Details Textual) - USD ($)												1 Months Ended																																				9 Months Ended	12 Months Ended
	Mar. 08, 2016	Feb. 02, 2016	Dec. 08, 2015	Oct. 06, 2015	Nov. 13, 2014	Sep. 09, 2014	Sep. 08, 2014	Aug. 13, 2014	May 15, 2014	Apr. 07, 2014	Aug. 12, 2013	Jun. 24, 2016	Jun. 21, 2016	May 18, 2016	May 17, 2016	Apr. 26, 2016	Mar. 21, 2016	Jan. 31, 2016	Dec. 23, 2015	Dec. 18, 2015	Dec. 16, 2015	Sep. 30, 2015	Sep. 22, 2015	Sep. 02, 2015	Jul. 31, 2015	Jul. 20, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 17, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Sep. 17, 2014	Aug. 31, 2014	Jul. 28, 2014	Jul. 22, 2014	Jan. 23, 2014	Dec. 23, 2013	Dec. 17, 2013	Nov. 30, 2013	Oct. 31, 2013	Oct. 25, 2013	Oct. 21, 2013	Sep. 18, 2013	Aug. 28, 2013	May 30, 2013	Apr. 16, 2013	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014	Sep. 30, 2016
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services	$ 32,775	$ 57,750								$ 15,049	$ 15,000														$ 5,840		$ 8,994	$ 141,130		$ 19,720	$ 91,258			$ 44,723			$ 20,651	$ 21,750		$ 66,500	$ 15,750	$ 13,382	$ 9,036	$ 22,500	$ 35,000			$ 1,215,719	$ 311,665	$ 213,967
Stock Issued During Period, Shares, Issued for Services	3,582	5,500								3,762	3,750														800		1,232	20,900		5,000	24,015			7,846			3,333	3,750		12,500	3,750	3,346	2,259	3,750	5,000
Deferred Revenue, Additions				$ 618,000															$ 715,500				$ 1,600,000												$ 111,470	$ 3,000,000												$ 1,000,000
Percentage Interest In Asset			0.75%	0.824%	2.06723%	0.98%	0.88891%	0.84469%	1.50%										0.954%				2.1333%			0.50%			1.97609%			0.98%	1.00%		0.22294%	6.00%			0.50%							1.50%	6.00%	1.50%
Proceeds from (Payments for) Other Financing Activities			$ 500,000		$ 1,033,614	$ 500,000	$ 444,530	$ 422,344	$ 300,000																	$ 250,000			$ 988,043			$ 500,000	$ 500,000						$ 250,000							$ 150,000	$ 600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																																																1,437,500	195,000
Share-based Compensation																																																$ 121,760	$ 1,729,216	$ 9,217,549
Debt Instrument, Interest Rate, Stated Percentage																															14.50%																	14.50%
Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																																																	10,000
Payments for Other Fees																					$ 10,000
Monthly Service Fees																					10,000
Maximum Annual Service Fees																					$ 120,000
Consultant [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services																	$ 94,500			$ 64,050
Stock Issued During Period, Shares, Issued for Services																	9,000			7,000
Common Stock, Capital Shares Reserved for Future Issuance																																																			13,000
Share-based Compensation																																																$ 54,325
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services																								$ 50,000
Stock Issued During Period, Shares, Issued for Services																								10,000
Deferred Revenue, Additions														$ 266,500									$ 1,600,000
Percentage Interest In Asset				0.824%										0.355%									2.1333%	1.00%
Proceeds from (Payments for) Other Financing Activities				$ 618,000																				$ 535,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															70,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price															$ 10.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															5 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights															The options vest as follows: 23,334 vest upon the uplisting of the Company to the NASDAQ Stock Market; 23,334 vest upon the cumulative funding of the Company of or in excess of $5,000,000 by institutional investors; and 23,332 vest upon the first submission of a new drug application to the FDA.
Subsequent Event [Member] | Licensing Agreements [Member]
Subsequent Event [Line Items]
Royalty Term Description																During the “Royalty Term” (as defined in Exhibit 1 to the Restated Agreement), the Company shall pay Aegis royalties (the “Royalties”) on annual net sales of (i) pharmaceutical formulations containing the Compound as an active ingredient and (ii) Aegis’s proprietary chemically synthesizable excipient(s), including without limitation the Intravail® excipients ((i) and (ii) together, the “Products”), ranging from (A) low single digits for Products with an aggregate annual “Net Sales” (as defined in Exhibit 1 to the Letter Agreement) during a calendar year of $50 million or less to (B) mid-single digits for Products with Net Sales of greater than $1 billion. Such Royalties are subject to reduction as provided in Exhibit 1 to the Restated Agreement but shall not be reduced by more than 50% of the regularly scheduled royalty payment.
Subsequent Event [Member] | Aegis Therapeutics, LLC [Member]
Subsequent Event [Line Items]
Stock to Be Issued				75,000
Stock Issued During Period, Shares, Other				13,697
Subsequent Event [Member] | Consultant [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, Issued for Services												$ 91,520
Stock Issued During Period, Shares, Issued for Services												11,000
Subsequent Event [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Proceeds from (Payments for) Other Financing Activities																						$ 151,191
Related Party Transaction, Rate																		10.00%				6.00%
Related Party Transaction Penalty Rate																		4.00%
Subsequent Event [Member] | Advisor [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Accrued Advisory Fees													$ 165,000
Debt Instrument, Face Amount													$ 2,200,000
Debt Instrument Collateral Shares													22,916
Debt Instrument, Interest Rate, Stated Percentage													6.00%